Shareholder Report, Line Graph (Details) 190988_Buffalo International Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Buffalo International Fund Investor Class
Accumulated Value	$ 20,796	$ 21,261	$ 19,173	$ 19,213	$ 18,847	$ 12,417	$ 13,448	$ 13,424	$ 11,346	$ 10,000	$ 22,711
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global All Cap ex US Index
Accumulated Value	18,556	17,464	15,359	16,236	16,308	10,704	12,704	13,283	11,367	10,000	$ 23,355
FTSE All-World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE All-World ex US Index
Accumulated Value	$ 18,839	$ 17,665	$ 15,497	$ 16,281	$ 16,379	$ 10,849	$ 12,771	$ 13,274	$ 11,385	$ 10,000	$ 23,654